Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Level 3 [Member] | Other Funds [Member]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Transfer into/(out of) Level 3		$ (51)		$ 0
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[1]	8,863		7,683
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Exchange rate changes	[1]	(380)		561
Fair value of plan assets, ending	[1]	8,215		8,863
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2]	496
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Fair value of plan assets, ending	[2]	759		496
Foreign Plan [Member] | Pension Plan [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2],[3]	1,404
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Fair value of plan assets, ending	[2],[3]	1,473		1,404
Foreign Plan [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[4]	887
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Fair value of plan assets, ending	[4]	1,065		887
Foreign Plan [Member] | Pension Plan [Member] | Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		420	[2],[4]	254
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Assets held, ending		1		1
Assets sold during the period				0
Purchases, sales, and settlements, net		188		138
Transfer into/(out of) Level 3		107		0
Exchange rate changes		(31)		27
Fair value of plan assets, ending	[2],[4]	684		420
Foreign Plan [Member] | Pension Plan [Member] | Level 3 [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		468	[2],[3],[4]	324
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Assets held, ending		15		18
Assets sold during the period		0		1
Purchases, sales, and settlements, net		(31)		94
Exchange rate changes		(20)		30
Fair value of plan assets, ending	[2],[3],[4]	$ 382		$ 468

[1]	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.
[2]	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.
[3]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[4]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).